Employee Benefits - Additional information (Details)	Dec. 31, 2022	Dec. 31, 2022 employee	Dec. 31, 2021	Dec. 31, 2021 employee	Dec. 31, 2020 employee
Number and average number of employees
Number of employees Belgium		55.9		38.0
Number of employees Israel		44.6		46.0
Number of employees Australia		6.0		7.0
Number of employees USA		31.0		15.0
Number of employees	137.5	137.5	106.0	106.2	72.0